Employee benefits, Defined benefit obligation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	$ 176,606	$ 175,560
Interest cost	(208)	(225)
Benefits paid	(338)	(379)
Miscellaneous	0	80
Past service cost	(38,187)	0
Actuarial gain or losses	(1,648)	(10,801)
Balance at end of period	151,481	176,606
Pensions and Seniority Premiums [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	4,709	4,114
Interest cost	13,643	12,994
Pensions and Seniority Premiums [Member] | DBO [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	154,128	153,572
Current service cost	4,709	4,114
Interest cost	13,643	12,994
Benefits paid	(338)	(165)
Benefits paid from plan assets	(7,617)	(8,840)
Miscellaneous	(304)	300
Past service cost	(16,822)	0
Actuarial gain or losses	(3,355)	(7,847)
Balance at end of period	144,044	154,128
Termination of Employment [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	2,178	1,858
Interest cost	2,343	2,245
Termination of Employment [Member] | DBO [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	25,604	24,687
Current service cost	2,178	1,858
Interest cost	2,343	2,245
Benefits paid	0	(214)
Benefits paid from plan assets	0	0
Miscellaneous	0	(18)
Past service cost	(21,365)	0
Actuarial gain or losses	1,707	(2,954)
Balance at end of period	$ 10,467	$ 25,604